Financial result (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Financial result
Interest expense	€ (917)	€ (268)	[1],[2]
Finance lease obligations	(43)	(36)
Long-term debt	(242)	(232)
Expense from revaluation of derivative financial instruments	(602)
Other	(30)
Interest income	59	946	[1],[2]
Payout of bond funds	54	5
Income from revaluation of derivative financial instruments		941
Other	5
Financial result	€ (858)	€ 678	[1],[2]

[1]	Certain comparative figures for the 3-month period ended March 31, 2018 were restated for immaterial errors. For further information, see Note 9 of the Q3-2018 condensed consolidated interim financial statements.
[2]	The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.